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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment: [ ]; Amendment Number: ________________________________

This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Apollo Management Holdings, L.P.
Address: 9 West 57th Street
         New York, New York 10019

Form 13F File Number: 28-13438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Cindy Michel
Title:   Vice President
Phone:   212-515-3200

Signature, Place, and Date of Signing

APOLLO MANAGEMENT HOLDINGS, L.P.
By: Apollo Management Holdings GP, LLC
its General Partner

/s/ Cindy Michel    New York, New York    November 14, 2012
-----------------   -------------------   ------------------
  [Signature]         [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

    13F File Number            Name
    28-____________________    ________________________________________________

[Repeat as necessary]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                2

Form 13F Information Table Entry Total:          28

Form 13F Information Table Value Total:  15,659,043
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.    Form 13F File Number         Name

    1      28-13441                     Apollo Capital Management, L.P.
    2      28-13439                     Apollo Management, L.P.

**The number of shares reported includes shares issuable upon the exercise of warrants granted to affiliates of the Reporting Manager

***The number of shares reported includes 140,000 shares of common stock issuable upon the exercise of options to purchase such shares that were granted to affiliates of the Reporting Manager for their own benefit

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.

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
          COLUMN 1             COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
-----------------------------  ---------- --------- --------- -------------------- ----------- -------- ---------------------
                                                                                                               VOTING
                                                                                                              AUTHORITY
                                                                                                        ---------------------
                               TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER
NAME OF ISSUER                   CLASS     CUSIP    (X$1000)    PRN AMT   PRN CALL DISCRETION* MANAGER  SOLE   SHARED    NONE
--------------                 ---------- --------- --------- ----------- --- ---- ----------- -------- ---- ----------- ----
Accuride Corp/Old............. COM NEW    00439T206    18,640   4,000,000 SH         DEFINED      1      0     4,000,000  0
American Equity Investment
  Life HL..................... COM        025676206    22,836   1,963,521 SH         DEFINED      1      0     1,963,521  0
Apollo Commercial Real Estate
  Finance Inc................. COM        03762U105    38,086   2,146,925 SH         DEFINED      1      0     2,146,925  0
Caesars Entertainment Corp.... COM        127686103   180,168  26,495,302 SH         DEFINED      2      0    26,495,302  0
Charter Communications Inc**.. CL A NEW   16117M305 4,136,937  28,149,736 SH         DEFINED      2      0    28,149,736  0
Charter Communications Inc**.. CL A NEW   16117M305   621,198   1,042,106 SH         DEFINED      1      0     1,042,106  0
Chesapeake Energy Corp........ COM        165167107    18,870   1,000,000 SH  PUT    DEFINED      1      0        10,000  0
Core-Mark Holding Co Inc...... COM        218681104    24,034     499,562 SH         DEFINED      2      0       499,562  0
Dana Holding Corp............. COM        235825205    27,675   2,250,000 SH         DEFINED      1      0     2,250,000  0
Fairpoint Communications Inc.. COM NEW    305560302       108      14,251 SH         DEFINED      1      0        14,251  0
FelCor Lodging Trust Inc...... COM        31430F101    27,492   5,799,940 SH         DEFINED      1      0     5,799,940  0
Fortress Investment Group
   LLC........................ CL A       34958B106    23,205   5,250,000 SH         DEFINED      1      0     5,250,000  0
Hewlett-Packard Co............ COM        428236103    58,004   3,400,000 SH  PUT    DEFINED      1      0        34,000  0
KKR & Co LP................... COM UNITS  48248M102    23,076   1,790,189 SH         DEFINED      1      0     1,790,189  0
LyondellBasell Industries NV.. SHS - A -  N53745100 7,610,165 147,312,518 SH         DEFINED      2      0   147,312,518  0
LyondellBasell Industries NV.. SHS - A -  N53745100   329,702   6,382,157 SH         DEFINED      1      0     6,382,157  0
Magnachip Semiconductor
  Corp***..................... COM        55933J203    29,958   2,051,742 SH         DEFINED      1      0     2,051,742  0
Metals USA Holdings Corp...... COM        59132A104   263,772  19,728,650 SH         DEFINED      2      0    19,728,650  0
Noranda Aluminum Holdings
  Corp........................ COM        65542W107   219,700  32,840,000 SH         DEFINED      2      0    32,840,000  0
Plains Exploration &
  Production Co............... COM        726505100    43,091   1,150,000 SH         DEFINED      1      0     1,150,000  0
Qaulity Distribution.......... COM        74756M102    42,654   4,611,194 SH         DEFINED      2      0     4,611,194  0
RELM WIRELESS CORP............ COM        759525108       334     188,971 SH         DEFINED      1      0       188,971
Rexnord Corp.................. COM        76169B102 1,139,735  62,554,045 SH         DEFINED      2      0    62,554,045  0
SemGroup Corp................. CL A       81663A105    34,028     923,418 SH         DEFINED      1      0       923,418  0
SPDR S&P 500 ETF Trust........ TR UNIT    78462F103   660,491   4,587,700 SH  PUT    DEFINED      1      0        45,877  0
Strategic Hotels & Resorts
   Inc........................ COM        86272T106    19,694   3,276,938 SH         DEFINED      1      0     3,276,938  0
Verso Paper Corp.............. COM        92531L108    45,172  28,232,299 SH         DEFINED      2      0    28,232,299  0
Xerium Technologies Inc....... COM NEW    98416J118       218      62,311 SH         DEFINED      1      0        62,311  0
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